Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts Receivable	$ 12,359,619	$ 9,611,788
Allowance for credit losses	(8,095,362)	(4,685,707)
Accounts Receivable, net	4,264,257	4,926,081
Accounts Receivable - related parties	12,017,651	10,862,238
Allowance for credit losses	(9,098,436)	(2,128,975)
Accounts Receivable - related parties, net	2,919,215	8,733,263
Non-current Accounts Receivable	3,013,532	1,804,189
Non-current credit losses	(1,174,302)	(156,080)
Non-current Accounts Receivable, net	1,839,230	1,648,109
Non-current Accounts Receivable - related parties	4,172,502	4,035,831
Non-current Allowance for credit losses - related parties	(2,849,306)	(241,882)
Non-current Accounts Receivable - related parties, net	$ 1,323,196	$ 3,793,949